Segmentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segmentation [Abstract]
Schedule of Revenues by Geographic Area and as a Percentage of Revenue	The following table summarizes revenues by geographic area and as a percentage of revenue:
	Years Ended December 31,
	2023		2022
	Amount	Percent	Amount	Percent
Americas	$52,133	1%	$175,327	78.30%
EMEA	1,275	0%	14,363	6.40%
APAC	18,721	0%	34,362	15.30%
Hong Kong	9,000,000	99%	-	-
Total revenue, net	$9,072,129	100%	$224,052	100%

Schedule of Operating Lease Right-of-Use Assets and Intangible Assets Information for Geographic Areas	The following table presents the Company’s long-lived assets, which consist of property and equipment, net, operating lease right-of-use assets and intangible assets information for geographic areas:
	As of September 30,	As of December 31,
	2024	2023
Long-Lived Assets
United States
ROU Asset	$204,915	$545,411
PP&E, net	217,995	339,936
Goodwill	5,076,791	4,797,078
Intangible Assets, net	757,697	628,477
Total	$6,257,398	$6,310,902

Rest of World
PP&E, net	34,158	36,731
Intangible Assets, net	-	-
Total	$34,158	$36,731
Total long-lived assets	$6,291,556	$6,347,633
The following table presents the Company’s long-lived assets, which consist of property and equipment, net, operating lease right-of-use assets and intangible assets information for geographic areas:
	As of December 31,
	2023	2022
Long-Lived Assets
United States
ROU Asset	$545,411	$1,338,620
PP&E, net	339,936	534,235
Goodwill	4,797,078	-
Intangible Assets, net	628,476	557,288
Total	$6,310,902	$2,430,143

Rest of World
PP&E, net	$36,731	$43,034
Intangible Assets, net	-	507,324
Total	$36,731	$550,358
Total long-lived assets	$6,347,633	$2,980,501